Business Combination (Details Textual) (USD $)	1 Months Ended
Oct. 17, 2014
Business Acquisition [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period, Contractually Required Payments Receivable at Acquisition	$ 100,490,000
Certain Loans Acquired In Transfer Not Accounted For As DebtSecurities Accretable Fair Market Value Adjustments	2,006,000
FDIC Indemnification Asset, Accretion of Discount	24,500,000
Certain Loans Acquired In Transfer Not Accounted For As DebtSecurities non Accretable Fair Market Value Adjustments	9,116,000
Bargain purchase gain, before tax	16,090,000
Number Of Performing Loans	700
Performing Financing Receivable [Member]
Business Acquisition [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period, Contractually Required Payments Receivable at Acquisition	83,536,000
Certain Loans Acquired In Transfer Not Accounted For As DebtSecurities Accretable Fair Market Value Adjustments	1,721,000
Certain Loans Acquired In Transfer Not Accounted For As DebtSecurities non Accretable Fair Market Value Adjustments	0
Impaired Loans Acquired [Member]
Business Acquisition [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period, Contractually Required Payments Receivable at Acquisition	2,500,000
Certain Loans Acquired In Transfer Not Accounted For As DebtSecurities Accretable Fair Market Value Adjustments	285,000
Certain Loans Acquired In Transfer Not Accounted For As DebtSecurities non Accretable Fair Market Value Adjustments	$ 1,100,000